Other Comprehensive Income (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 186	$ 194
Other comprehensive income attributable to QVC, Inc. shareholder	(78)	23
Ending balance	$ 108	$ 217